SUMMARY OF REVENUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 7,664,784	$ 8,686,118	$ 6,794,816
EasyDNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	6,162,865	7,698,605	5,989,782
Affinity DNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	1,367,834	944,058
GeneType Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	134,085	43,455	7,551
License Fees [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 797,483